As filed with the Securities and Exchange Commission on December 9, 2025

Registration File No. 333-278456

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

 Post-Effective Amendment No. 1

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

(Name of Insurance Company)

One Orange Way, Windsor, Connecticut 06095-4774

(Address of Insurance Company’s Principal Executive Offices) (Zip Code)

1-800-262-3862

(Insurance Company’s Telephone Number, Including Area Code)

Tamara Saverine, Vice President, Chief Counsel
Voya Retirement Insurance and Annuity Company
One Orange Way, Windsor, CT 06095-4774
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☑	on February 27, 2026 pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐	If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
☑	Insurance Company relying on Rule 12h-7 under the Exchange Act
☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

PART A

INFORMATION REQUIRED IN PROSPECTUS

Voya Retirement Insurance and Annuity Company

Voya Guaranteed account

May 1, 2026

The Voya Guaranteed Account (the “Guaranteed Account”) is a fixed interest option available during the accumulation phase of Voya Marathon Plus variable annuity contracts (the “contracts”) issued by Voya Retirement Insurance and Annuity Company (“VRIAC,” the “Company,” “we,” “us” and “our”). This Prospectus does not describe the contracts or the investment options other than the Guaranteed Account. Because the contracts are no longer sold, the Prospectuses for the contracts are no longer updated. For information about the contracts, you should consult the contracts themselves and the most recent prospectuses for the contracts. For additional information regarding the variable investment options, you should consult the most recent prospectuses for the portfolios underlying the variable investment options. You may request prospectuses for the portfolios underlying the variable investment options, which do not accompany this Prospectus, by writing to or calling Customer Service. Read this prospectus carefully before investing in the Guaranteed Account and save it for future reference.

The Guaranteed Account offers investors an opportunity to earn specified guaranteed rates of interest for specified periods of time, called Guaranteed Terms (“Guaranteed Terms”). We generally offer several Guaranteed Terms at any one time for those considering investing in the Guaranteed Account. The number of Guaranteed Terms offered may vary by state, we may not offer all Guaranteed Terms on all contracts, and the rates for a given Guaranteed Term may vary among contracts. Each Guaranteed Term offers a guaranteed interest rate for investments that remain in the Guaranteed Account for the duration of the specific Guaranteed Term. The Guaranteed Term establishes both the length of time for which we agree to credit a guaranteed interest rate and how long your investment must remain in the Guaranteed Account in order to receive the guaranteed interest rate. The Guaranteed Terms are listed in “Appendix A: Investment Options Available Under the Contract”.

The contract is a complex investment and involves risks, including potential loss of principal. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, negative contract adjustments, taxes, and tax penalties. We guarantee both principal and interest if, and only if, your investment remains invested in the Guaranteed Account for the full Guaranteed Term. Charges related to the contract, such as a maintenance fee or early withdrawal charge, may still apply even if you do not withdraw until the end of a Guaranteed Term. Investments taken out of the Guaranteed Account prior to the end of a Guaranteed Term could result in a market value adjustment, which could be negative and cause you to lose money. You may receive less than the amount invested and less than the amount you would receive had you held the investment until maturity. Under extreme circumstances, you could lose up to 100% of your investment in a Guaranteed Term if you remove your investment prior to maturity. You should speak with a financial professional about the features, benefits, risks, and fees and whether the contract is appropriate for you based on your financial situation and objectives.

All guarantees are subject to the Company’s financial strength and claims paying ability.

Premium Bonus Option. If the premium bonus option is available under your contract and you elect that option, we will credit a premium bonus to your contract for each purchase payment you make during the first account year. There is an additional charge for this option during the first seven account years. For amounts allocated to the Guaranteed Account, the assessment of this charge will result in a reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. Therefore, the fees you will pay if you elect the premium bonus option will be greater than the fees you will pay if you do not elect the premium bonus option. The premium bonus option may not be right for you if you expect to make additional purchase payments after the first account year or if you anticipate that you will need to make withdrawals during the first seven account years. In these circumstances the amount of the premium bonus option charge may be more than the amount of the premium bonus we credit to your contract. See the “Premium Bonus Option - Suitability” section of the contract prospectus. The premium bonus option may not be available under all contracts or in all states.

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Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including fixed annuities with market value adjustments, has been prepared by the SEC’s staff and is available at Investor.gov.

We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state or jurisdiction that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus. The Guaranteed Account is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured by the Federal Deposit Insurance Corporation (“FDIC”).

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OVERVIEW OF THE CONTRACT

This prospectus describes the Guaranteed Account, a fixed interest option that may be available during the accumulation phase of your variable annuity contract, which is no longer sold.

This Prospectus does not describe the contract itself or the investment options other than the Guaranteed Account. Because the contract is no longer sold, the prospectus for the contract is no longer updated. For information about the contract, you should consult the contract itself and the most recent prospectus for the contract, which you may request by writing to or by calling Customer Service at:

Voya Retirement Insurance and Annuity Company
P.O. Box 9271

Des Moines, IA 50306-9271

1-800-531-4547

In this Prospectus, we refer to the most recent prospectus for your contract, which may include supplements, as your “contract prospectus.”

For additional information regarding the variable investment options, you should consult the most recent prospectuses for the portfolios underlying the variable investment options. You may request that information by writing to or calling Customer Service at the address and number above.

The purpose of the contract, a discussion of for whom the contract may be appropriate, the phases of the contract and the features and benefits of the contract are discussed in the contract prospectus. The contract prospectus also includes a discussion of the investment options available under the contract other than the Guaranteed Account.

Amounts that you invest in the Guaranteed Account will earn a guaranteed interest rate if left in the Guaranteed Account for a specified period of time (the Guaranteed Term). Additional information about the Guaranteed Terms is provided in an appendix to this prospectus. See “APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT.”

You must invest amounts in the Guaranteed Account for the full Guaranteed Term in order to receive the quoted guaranteed interest rate. If you remove those amounts before the end of the Guaranteed Term, we may apply a “market value adjustment,” which may be positive or negative. You could lose a significant amount of money due to a Market Value Adjustment (“MVA”) if you withdraw or transfer all or part of your investment during a Guaranteed Term prior to its maturity. A negative MVA may apply to transfers (except for transfers due to participation in the dollar cost averaging program; withdrawals due to the election of a non-lifetime income option; payment of a guaranteed death benefit due to the death of a spousal beneficiary or a joint contract holder who continued the account in his or her name after the death of the other joint contract holder, if applicable; payment of a guaranteed death benefit more than six months after the date of death (except under certain contracts issued in the State of New York); and full or partial withdrawals during the accumulation phase (except for amounts distributed under a systematic distribution and withdrawals for minimum distributions required by the Tax Code of 1986, as amended (“Tax Code”) and for which the early withdrawal charge is waived).

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KEY INFORMATION

Important Information You Should Consider About the Contract

FEES AND EXPENSES
Are There Charges or Adjustments for Early Withdrawals?

Yes. Withdrawal charges may apply to any withdrawal from your contract, including a withdrawal from the Guaranteed Account. For more information regarding withdrawal charges and other charges applicable to your contract, please refer to your contract and contract prospectus.

If all or a portion of your Account Value is removed from a Guaranteed Term before it matures, we will apply Market Value Adjustment, which may be negative and could cause a potential loss of up to 100% of your Account Value in the Guaranteed Term. For example, you allocate $100,000 to a Guaranteed Term with a 3-year duration and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a surrender charge, taxes, and tax penalties. A Market Value Adjustment may apply to transfers (except for transfers due to participation in the dollar cost averaging program; withdrawals due to the election of a non-lifetime income option; payment of a guaranteed death benefit due to the death of a spousal beneficiary or a joint contract holder who continued the account in his or her name after the death of the other joint contract holder, if applicable; payment of a guaranteed death benefit more than six months after the date of death (except under certain contracts issued in the State of New York); and full or partial withdrawals during the accumulation phase (except for amounts distributed under a systematic distribution and withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived).

See “FEE TABLE” and “CONTRACT CHARGES AND ADJUSTMENTS.”

Are There Transaction Charges?	Yes. In addition to withdrawal charges and market value adjustments, you may also be charged for other transactions. For additional information about transaction charges, please refer to your contract and contract prospectus.
Are There Ongoing Fees and Expenses?

Yes. The contract provides for different ongoing fees and expenses. For more information regarding ongoing fees and expenses applicable to your contract, please refer to your contract and contract prospectus.

There are no ongoing fees and expenses for the Guaranteed Account.

See “FEE TABLE” and “CONTRACT CHARGES AND ADJUSTMENTS”

RISKS
Is There a Risk of Loss from Poor Performance?

Yes. The contract is subject to the risk of loss. You could lose some or all of your account value, depending on the investment options you choose under the contract which are described in the most recent contract prospectus and the most recent prospectuses for the portfolios underlying the variable investment options.

An Investor can lose money by investing in the Contract if Account Value is removed from a Guaranteed Term prior to its maturity.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Is This a Short-Term Investment?

No. This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you turn age 59½.

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Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties. Amounts removed from a Guaranteed Term before the end of its duration may also result in a negative Market Value Adjustment, Account Value in a Guaranteed Term will be reallocated at the end of its duration according to the investor’s instructions. When a Guaranteed Term matures, if we have not received instructions, we will automatically reinvest the maturing investment into an available Guaranteed Term. We will generally transfer the maturing investment in the following manner based upon availability:

•     To a Guaranteed Term of similar length, if available;

•     To a Guaranteed Term with the next shortest duration, if available; or

•     To a Guaranteed Term with the next longest duration.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

What Are the Risks Associated with the Investment Options?

Investment in the contract may be subject to risk of poor investment performance. Each investment option available under the contract, including the Guaranteed Account, will have its own unique risks, and you should review the investment options before making an investment decision. Please refer to the contract, the most recent contract prospectus and the most recent prospectuses for the portfolios underlying the variable investment options for more information.

For additional information about the risks associated with the Guaranteed Account, see “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

What Are the Risks Related to the Insurance Company?

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Guaranteed Terms, guarantees or benefits are subject to the financial strength and claims-paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE COMPANY.”

RESTRICTIONS
Are There Restrictions on the Investment Options?

Yes.

•     Not all Guaranteed Terms may be available for current or future investment;

•     There are certain restrictions on transfers from the Guaranteed Terms.

For information about restrictions on other investment options, please refer to your most recent contract prospectus.

See “DESCRIPTION OF THE GUARANTEED ACCOUNT.”

Are There any Restrictions on Contract Benefits?	Yes. Your contract may have restrictions on contract benefits. For additional information about restrictions on contract benefits, please refer to your contract and contract prospectus.

TAXES
What Aare the Contract’s Tax Implications?

•     You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the contract;

•     There is no additional tax benefit to the Investor if the contract is purchased through a tax-qualified plan or individual retirement account (“IRA”); and

•     Withdrawals will be subject to ordinary income tax and may be subject to tax penalties if taken prior to age 59 1/2.

See “OTHER CONSIDERATIONS- Taxation.”

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CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?

•   We pay compensation to broker/dealers whose registered representatives sell the contract.

•   Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•   Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

Should I Exchange My Contract?

Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should exchange your contract only if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Fee table

The contract prospectus describes the fees and expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or the contract. Please refer to the contract prospectus and your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Account Value is removed from a Guaranteed Term or from the contract before the expiration of a specified period.

Adjustments
Guaranteed Term Maximum Potential Loss Due to Market Value Adjustment (as a percentage of Account value withdrawn from the Guaranteed Term)(1)	100%

(1)       A market value adjustment may apply to transfers (except for transfers due to participation in the dollar cost averaging program; withdrawals due to the election of a nonlifetime income option; payment of a guaranteed death benefit due to the death of a spousal beneficiary or a joint contract holder who continued the account in his or her name after the death of the other joint contract holder, if applicable; payment of a guaranteed death benefit more than six months after the date of death (except under certain contracts issued in the State of New York); and full or partial withdrawals during the accumulation phase (except for amounts distributed under a systematic distribution and withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived).

PRINCIPAL RISKS OF INVESTING IN THE CONTRACTS

Allocating contract value to the Guaranteed Account involves certain risks as noted below. The contract is also subject to the principal risks described in the contract prospectus. The contract and the fixed maturity options may be subject to additional risks other than those identified and described in this Prospectus and the contract prospectus. Please refer to the most recent contract prospectus for the principal risks relating to the contract, contract benefits, and the other investment options under the contract. You should also carefully consider your personal tax situation before you invest in the Guaranteed Account. See “OTHER TOPICS – Taxation” and discuss your personal tax situation with a tax and/or legal adviser for information about the tax treatment of amounts invested in the Guaranteed Account.

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Liquidity Risk. The Guaranteed Account is designed for long-term investment and your purchase payments should be invested in the Guaranteed Account for at least the length of the early withdrawal charge period under the contract. A free withdrawal percentage or other waiver, if available under the contract, may provide some liquidity. However, if you withdraw more than the free withdrawal percentage, if available, or a waiver of the charge does not apply, an early withdrawal charge may apply, which in combination with the Market Value Adjustment, could result in the loss of principal and earnings. Because the Guaranteed Account provides only limited liquidity during the early withdrawal charge period, it is not suitable for short-term investment.

Fees. Your amount invested in the Guaranteed Account may be impacted by a Market Value Adjustment, the early withdrawal charge, maintenance fee, transfer fees, premium taxes, taxes, and, if the premium bonus option is available under your contract, the premium bonus charge. These fees and other deductions could result in you receiving less than your investment in the Guaranteed Account.

If the premium bonus option is available under your contract and you elect that option, premium bonus amounts invested in the Guaranteed Account will be subject to an additional charge during the first seven contract years. This premium bonus charge will result in a reduction in the interest which would have been credited to those amounts during the first seven contract years, and the premium bonus charge may exceed the amount of the premium bonus credited to your contract. See the “PREMIUM BONUS OPTION – SUITABILITY” section of the contract prospectus for more information.

Early Withdrawal Charge. An early withdrawal charge may apply to certain withdrawals of all or a portion of your investment in the Guaranteed Account. The early withdrawal charge is designed to recover some of our sales and administrative costs associated with the contract. Any early withdrawal charge, in combination with the MVA, could result in the loss of principal and earnings. You bear the risk that you may receive less than your investment in the Guaranteed Account.

The Market Value Adjustment (“MVA”). A MVA may apply to early withdrawals, transfers or other transactions associated with the Guaranteed Account. We use the MVA to protect us from the risk that we will suffer a loss should we need to liquidate the investments we use to support the guaranteed interest rates that we offer in order to pay you the amount requested. The MVA may be negative, positive or result in no change. The MVA is generally negative when interest rates in the current market are higher than at the guaranteed interest rates for the Guaranteed Terms in which you are invested. At the time of any transaction triggering a MVA, in the event that interest rates in the current market are higher, you bear the risk that you may receive less than your investment in the Guaranteed Account.

Interest Rate Risk. The minimum guaranteed interest rate associated with any applicable Guaranteed Term will never be less than the rate stated in your contract. We will periodically determine the interest rates we offer in excess of the guaranteed minimum interest rate in our sole discretion. We have no specific formula for determining the rate of interest we will declare in the future. The interest rates we declare are influenced by, but do not necessarily correspond with, interest rates available on the type of debt instruments in which we intend to invest amounts attributable to the Guaranteed Account. We cannot predict the level of future interest rates.

Investment Risk. The Guaranteed Account’s investment risk and return characteristics are similar to those of a zero coupon bond or certificate of deposit. Your account value maintained in the Guaranteed Account through the end of a Guaranteed Term provides a fixed rate of return. The Company guarantees principal and credited interest only when held for the length of the Guaranteed Term. Otherwise, an early withdrawal charge may apply, which in combination with the MVA, could result in the loss of principal and earnings. You bear the risk that you may receive less than your investment in the Guaranteed Account.

Financial Strength. All guarantees under the Guaranteed Account are subject to the financial strength and claims paying ability of the Company.

Business Disruption and Cybersecurity Risks - We rely on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our business activities. Because our business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and

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cyber-attacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks).

Cybersecurity risks include, but are not limited to, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our website (or the websites of third parties on whom we rely), disruption of routine business operations, and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.

Systems failures and cybersecurity incidents affecting us, our affiliates, intermediaries, service providers, and other third parties on whom we rely may interfere with our ability to process contract transactions and calculate contract values. Systems failures and cybersecurity breaches may cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage.

The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability of our employees or the employees of our service providers to perform their job responsibilities. They could interfere with our processing of contract transactions, including processing orders from owners, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries. There can be no assurance that we or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

The Company

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976.  Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002 until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc.  In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA”.

We are engaged in the business of selling life insurance and annuities and providing financial services in the United States. We are authorized to conduct business in all states, the District of Columbia, Guam, Puerto Rico and the Virgin Islands. We are obligated to pay all amounts promised under the Contracts, subject to our financial strength and claims-paying ability.

Our principal executive offices are located at:

One Orange Way

Windsor, Connecticut 06095-4774

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Separate Account

Amounts applied to the Guaranteed Account will be deposited to a nonunitized separate account established under Connecticut law. A nonunitized separate account is a separate account in which the contract holder does not participate in the performance of the assets through unit values or any other interest. Contract holders allocating funds to the nonunitized separate account do not receive a unit value of ownership of assets accounted for in this separate account. The risk of investment gain or loss is borne entirely by the Company. All Company obligations due to allocations to the nonunitized separate account are contractual guarantees of the Company and are accounted for in the separate account. All of the general assets of the Company are available to meet our contractual guarantees. To the extent provided for in the applicable contract, the assets of the nonunitized separate account are not chargeable with liabilities resulting from any other business of the Company. Income, gains and losses of the separate account are credited to or charged against the separate account without regard to other income, gains or losses of the Company.

description of the guaranteed account

General

The Guaranteed Account offers guaranteed interest rates for specific Guaranteed Terms. For a particular guaranteed interest rate and Guaranteed Term to apply to your account dollars, you must invest them during the deposit period in which that rate and term are offered. For Guaranteed Terms of one year or longer, we may offer different interest rates for specified time periods within a Guaranteed Term. We may also offer more than one Guaranteed Term of the same duration with different guaranteed interest rates. Information regarding the features of each currently offered Guaranteed Term, including (i) its name, (ii) its term, and (iii) its minimum guaranteed interest rate, is available in an appendix to this Prospectus. See “Appendix A: Investment Options Available Under the Contract.”

An MVA may be applied to any values withdrawn or transferred from a Guaranteed Term prior to the end of that Guaranteed Term, except for amounts transferred under the maturity value transfer provision, amounts transferred under the dollar cost averaging program, amounts withdrawn under a systematic distribution option, amounts withdrawn for minimum distributions required by the Tax Code and withdrawals due to your exercise of the right to cancel your contract. You can lose a significant amount of money if you withdraw or transfer money from a Guaranteed Term prior to the end of the Guaranteed Term.

MVAs applied to withdrawals or transfers from the Guaranteed Account will be calculated as an “aggregate MVA,” which is the sum of all MVAs applicable due to the withdrawal (see the “CONTRACT CHARGES AND ADJUSTMENTS - Market Value Adjustment (“MVA”)” section of this prospectus for an example of the calculation of the aggregate MVA). The following withdrawals will be subject to an aggregate MVA only if it is positive:

•	Withdrawals due to the election of a lifetime income option; and
•	Unless otherwise noted, payment of a guaranteed death benefit (if paid within the first six months following death).

All other withdrawals will be subject to an aggregate MVA, regardless of whether it is positive or negative, including:

•	Withdrawals due to the election of a nonlifetime income option;
•	Payment of a guaranteed death benefit due to the death of a spousal beneficiary or a joint contract holder who continued the account in his or her name after the death of the other joint contract holder;
•	Payment of a guaranteed death benefit more than six months after the date of death (except under certain contracts issued in the State of New York); and
•	Full or partial withdrawals during the accumulation phase (an MVA may not apply in certain situations, see “CONTRACT CHARGES AND ADJUSTMENTS - Market Value Adjustment (“MVA”)”).

We maintain a toll-free telephone number for those wishing to obtain information concerning available deposit periods, guaranteed interest rates and Guaranteed Terms. The telephone number is 1-800-531-4547. At least 18 calendar days before a Guaranteed Term matures we will notify you of the upcoming deposit period dates and information on the current guaranteed interest rates, Guaranteed Terms and projected matured Guaranteed Term values.

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Contributions to the Guaranteed Account

You may invest in the Guaranteed Terms available in the current deposit period by allocating new payments to the Guaranteed Account or by transferring a sum from other funding options available under the contract or from other Guaranteed Terms of the Guaranteed Account, subject to the transfer limitations described in the contract. We may limit the number of Guaranteed Terms you may select. Currently, if the dollar cost averaging program is in effect in a Guaranteed Term and you wish to add an additional deposit to be dollar cost averaged, all amounts to be dollar cost averaged will be combined and the dollar cost averaging amount will be recalculated. This will affect the duration of amounts in the Guaranteed Term.

Although there is currently no limit, we reserve the right to limit the total number of investment options you may select at any one time during the life of the contract. For purposes of determining any limit, each Guaranteed Term counts as one investment option. Although we may require a minimum payment(s) to a contract, we do not require a minimum investment for a Guaranteed Term. Refer to the contract prospectus. There is a $500 minimum for transfers from other funding options.

Investments may not be transferred from a Guaranteed Term during the deposit period in which the investment is applied or during the first 90 days after the close of the deposit period. This restriction does not apply to amounts transferred or withdrawn under the maturity value transfer provision, to amounts transferred under the dollar cost averaging program or, in some situations, withdrawn because you discontinued the dollar cost averaging program, or to amounts distributed under a systematic distribution option. See “Maturity Value Transfer Provision” and “Transfers.”

Deposit Period

The deposit period is the period of time during which you may direct investments to a particular Guaranteed Term(s) and receive a stipulated guaranteed interest rate(s). Each deposit period may be a month, a calendar quarter or any other period of time we specify.

Guaranteed Terms

A Guaranteed Term is the time we specify during which we credit the guaranteed interest rate. We offer Guaranteed Terms at our discretion for various periods ranging up to and including 10 years. We may limit the number of Guaranteed Terms you may select and may require enrollment in the dollar cost averaging program.

Guaranteed Interest Rates

Guaranteed interest rates are the rates that we guarantee will be credited on amounts applied during a deposit period for a specific Guaranteed Term. We may offer different guaranteed interest rates on Guaranteed Terms of the same duration. Guaranteed interest rates are annual effective yields, reflecting a full year’s interest. We credit interest at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates are credited according to the length of the Guaranteed Term as follows:

•	Guaranteed Terms of One Year or Less. The guaranteed interest rate is credited from the date of deposit to the last day of the Guaranteed Term.

•	Guaranteed Terms of Greater than One Year. Except for those contracts or certificates issued in the State of New York, several different guaranteed interest rates may be applicable during a Guaranteed Term of more than one year. The initial guaranteed interest rate is credited from the date of deposit to the end of a specified period within the Guaranteed Term. We may credit several different guaranteed interest rates for subsequent specific periods of time within the Guaranteed Term. For example, for a five-year Guaranteed Term we may guarantee 7% for the first year, 6.75% for the next two years and 6.5% for the remaining two years. We reserve the right, however, to apply one guaranteed interest rate for an entire Guaranteed Term.

•	We will not guarantee or credit a guaranteed interest rate below the minimum rate specified in the contract, nor will we credit interest at a rate above the guaranteed interest rate we announce prior to the start of a deposit period.

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Our guaranteed interest rates are influenced by, but do not necessarily correspond with, interest rates available on fixed income investments we may buy using deposits directed to the Guaranteed Account. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends and competitive factors. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Maturity of a Guaranteed Term. At least 18 calendar days prior to the maturity of a Guaranteed Term we will notify you of the upcoming deposit period, the projected value of the amount maturing at the end of the Guaranteed Term and the guaranteed interest rate(s) and Guaranteed Term(s) available for the current deposit period.

When a Guaranteed Term matures, the amounts in any maturing Guaranteed Term may be:

•	Transferred to a new Guaranteed Term(s), if available under the contract;
•	Transferred to any of the allowable investment options available under the contract; or
•	Withdrawn from the contract.

We do not apply an MVA to amounts transferred or withdrawn from a Guaranteed Term on the date the Guaranteed Term matures. Amounts withdrawn, however, may be subject to an early withdrawal charge, a maintenance fee, taxation and, if the contract holder has not turned age 59½, tax penalties. Withdrawals may also result in the forfeiture of all or part of any premium bonus credited to the Guaranteed Account. See the “Premium Bonus Option - Forfeiture” and “Withdrawals” sections of the contract prospectus.

If we have not received direction from you by the maturity date of a Guaranteed Term, we will automatically transfer the matured term value to a new Guaranteed Term of similar length. If the same Guaranteed Term is no longer available, the next shortest Guaranteed Term available in the current deposit period will be used. If no shorter Guaranteed Term is available, the next longest Guaranteed Term will be used.

Under the Guaranteed Account, each Guaranteed Term is counted as one funding option. If a Guaranteed Term matures, and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

You will receive a confirmation statement, plus information on the new guaranteed rate(s) and Guaranteed Term.

Maturity Value Transfer Provision

If we automatically reinvest the proceeds from a matured Guaranteed Term, you may transfer or withdraw from the Guaranteed Account the amount that was reinvested without an MVA. An early withdrawal charge and maintenance fee may apply to withdrawals. If the full amount reinvested is transferred or withdrawn, we will include interest credited to the date of the transfer or withdrawal. This provision is only available until the last business day of the month following the maturity date of the prior Guaranteed Term. This provision only applies to the first transfer or withdrawal request received from the contract holder with respect to a particular matured Guaranteed Term value, regardless of the amount involved in the transaction.

transfers

We allow you to transfer all or a portion of your account value to the Guaranteed Account or to other investment options under the contract. We do not allow transfers from any Guaranteed Term to any other Guaranteed Term or investment option during the deposit period for that Guaranteed Term or for 90 days following the close of that deposit period. The 90-day wait does not apply to:

•	Amounts transferred on the maturity date or under the maturity value transfer provision;
•	Amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option;
•	Amounts distributed under a systematic distribution option;
•	Amounts transferred from an available Guaranteed Term in connection with the dollar cost averaging program; and

PRO.278456-26	13

•	Withdrawals due to your exercise of the right to cancel your contract.

Transfers after the 90-day period are permitted from a Guaranteed Term(s) to another Guaranteed Term(s) available during a deposit period or to other available investment options. We will apply an MVA to transfers made before the end of a Guaranteed Term. Transfers within one calendar month of a term’s maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

When the contract holder requests the transfer of a specific dollar amount, we account for any applicable MVA in determining the amount to be withdrawn from a Guaranteed Term(s) to fulfill the request. Therefore, the amount we actually withdraw from the Guaranteed Term(s) may be more or less than the requested dollar amount. See the Statement of Additional Information (the “SAI”) for an example. For more information on transfers, see the contract prospectus.

withdrawals

The contract allows for full or partial withdrawals from the Guaranteed Account at any time during the accumulation phase. To make a full or partial withdrawal, a request form (available from us) must be properly completed and submitted to Customer Service (or other designated office as provided in the contract).

Partial withdrawals are made pro-rata from each Guaranteed Term group. From each Guaranteed Term group, we will first withdraw funds from the oldest deposit period, then from the next oldest and so on.

We may apply an MVA to withdrawals made prior to the end of a Guaranteed Term, except for withdrawals made under the maturity value transfer provision. See “CONTRACT CHARGES AND ADJUSTMENTS - Market Value Adjustment (“MVA”)”. We may deduct an early withdrawal charge and maintenance fee. The early withdrawal charge is a deferred sales charge which may be deducted upon withdrawal to reimburse us for some of the sales and administrative expenses associated with the contract. A maintenance fee, up to $30, may be deducted pro-rata from each of the funding options, including the Guaranteed Account. Refer to the contract prospectus for a description of these charges. When a request for a partial withdrawal of a specific dollar amount is made, we will include the MVA in determining the amount to be withdrawn from the Guaranteed Term(s) to fulfill the request. Therefore, the amount we actually take from the Guaranteed Term(s) may be more or less than the dollar amount requested.

Deferral of Payments

Under certain emergency conditions, we may defer payment of a Guaranteed Account withdrawal for up to six months. Refer to the contract prospectus for more details.

Reinstatement Privilege

You may elect to reinstate all or a portion of a full withdrawal during the 30 days following such a withdrawal. We must receive amounts for reinstatement within 60 days of the withdrawal.

We will apply reinstated amounts to the current deposit period. This means that the guaranteed annual interest rate and Guaranteed Terms available on the date of reinstatement will apply. Amounts are reinstated in the same proportion as prior to the full withdrawal. We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of withdrawal or refund any taxes that were withheld. Refer to the contract prospectus for further details.

PRO.278456-26	14

contract charges and adjustments

Certain charges may be deducted directly or indirectly from the funding options available under the contract, including the Guaranteed Account. The contract may have a maintenance fee of up to $30 that we will deduct, on an annual basis, pro-rata from all funding options including the Guaranteed Account. We may also deduct a maintenance fee upon full withdrawal of a contract.

The contract may have an early withdrawal charge that we will deduct, if applicable, upon a full or partial withdrawal from the contract. If the withdrawal occurs prior to the maturity of a Guaranteed Term, both the early withdrawal charge and an MVA may be assessed.

We do not deduct mortality and expense risk charges and other asset-based charges that may apply to variable funding options from the Guaranteed Account. These charges are only applicable to the variable funding options.

If the premium bonus option is available under your contract and elected by you at the time of application, a charge will be deducted from amounts allocated to the Guaranteed Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See the “Fee Tables,” “Fees” and “Premium Bonus Option” sections of the contract prospectus.

We may deduct a charge for premium taxes of up to 4% from amounts in the Guaranteed Account.

During the accumulation phase, transfer fees of up to $10 per transfer may be deducted from amounts held in or transferred from the Guaranteed Account.

Refer to the contract prospectus for details on contract deductions.

MARKET VALUE ADJUSTMENT (“MVA”)

We apply an MVA to amounts transferred or withdrawn from the Guaranteed Account prior to the end of a Guaranteed Term. To accommodate early withdrawals or transfers, we may need to liquidate certain assets or use cash that could otherwise be invested at current interest rates. When we sell assets prematurely we could realize a profit or loss depending upon market conditions. The MVA transfers this risk from the Company to the investor who transfers or withdraws their investment from the Guaranteed Account prior to the maturity of a Guaranteed Term.

The MVA reflects changes in interest rates since the deposit period. When interest rates increase after the deposit period, the value of the investment decreases and the MVA amount may be negative. Conversely, when interest rates decrease after the deposit period, the value of the investment increases and the MVA amount may be positive. Therefore, the application of an MVA may increase or decrease the amount withdrawn from a Guaranteed Term to satisfy a withdrawal or transfer request. Under extreme circumstances, you could lose up to 100% of your investment in the Guaranteed Account as a result of an MVA.

Aggregate MVA — The total of all MVAs applied due to a transfer or withdrawal.

Calculation of the Aggregate MVA — In order to satisfy a transfer or withdrawal, amounts may be withdrawn from more than one Guaranteed Term, with more than one guaranteed interest rate. In order to determine the MVA applicable to such a transfer or withdrawal, the MVAs applicable to each Guaranteed Term will be added together, in order to determine the “aggregate MVA.”

Example:

$1,000 withdrawal, two Guaranteed Terms,

MVA1 = $10, MVA2 = $–30

$10 + $–30 = $–20.

Aggregate MVA = $–20.

PRO.278456-26	15

Example:

$1,000 withdrawal, two Guaranteed Terms,

MVA1 = $30, MVA2 = $–10

$30 + $–10 = $20.

Aggregate MVA = $20.

An MVA will not apply to:

•	Amounts transferred or withdrawn at the end of a Guaranteed Term;
•	Transactions made under the maturity value transfer provision;
•	Transfers due to participation in the dollar cost averaging program*;
•	Amounts distributed under a systematic distribution option - see “Systematic Distribution Options” in the contract prospectus;
•	Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and
•	Withdrawals due to your exercise of the right to cancel your contract. See the “Right to Cancel” section of the contract prospectus.

MVAs applied to withdrawals or transfers from the Guaranteed Account will be calculated as an “aggregate MVA,” which is the sum of all MVAs applicable due to the withdrawal. (See the previous page for an example of the calculation of the aggregate MVA). The following withdrawals will be subject to an aggregate MVA only if it is positive:

•	Withdrawals due to the election of a lifetime income option; and
•	Unless otherwise noted, payment of a guaranteed death benefit (if paid within the first six months following death).

All other withdrawals will be subject to an aggregate MVA, regardless of whether it is positive or negative, including:

•	Withdrawals due to the election of a nonlifetime income option;
•	Payment of a guaranteed death benefit due to the death of a spousal beneficiary or a joint contract holder who continued the account in his or her name after the death of the other joint contract holder;
•	Payment of a guaranteed death benefit more than six months after the date of death (except under certain contracts issued in the State of New York); and
•	Full or partial withdrawals during the accumulation phase (an MVA may not apply in certain situations, as noted above).

*	If you discontinue the dollar cost averaging program and transfer the amounts in it, subject to the Company’s terms and conditions governing Guaranteed Terms, to another Guaranteed Term, an MVA will apply.

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For a further explanation of how the MVA is calculated, see the Statement of Additional Information.

On any day, if you wish to obtain the current Market Value Adjustment, you may contact us at 1-800-584-6001. Your Market Value Adjustment is calculated at the end of each Business Day, can fluctuate daily and may be more or less than the value provided at the time you contact us.]

other topics

Income Phase

The Guaranteed Account may not be used as a funding option during the income phase. Amounts invested in Guaranteed Terms must be transferred to one or more of the options available to fund income payments before income payments can begin.

An aggregate MVA, as previously described, may be applied to amounts transferred to fund income payments before the end of a Guaranteed Term. Amounts used to fund lifetime income payments will receive either a positive aggregate MVA or none at all; however, amounts transferred to fund a nonlifetime income payment option may receive either a positive or negative aggregate MVA. Refer to the contract prospectus for a discussion of the income phase.

Taxation

You should seek advice from your tax and/or legal adviser as to the application of federal (and where applicable, state and local) tax laws to amounts paid to or distributed under the contract. Refer to the contract prospectus for further discussion of tax considerations.

Taxation of the Company. We are taxed as a life insurance company under the Tax Code. We own all assets supporting the contract obligations. Any income earned on such assets is considered income to the Company and any benefit derived from such assets will inure to the benefit of the Company. We do not intend to make any provision or impose a charge under the contracts with respect to any tax liability of the Company other than state premium taxes.

Taxation of Payments and Distributions. For information concerning the tax treatment of payments to and distributions from the contract, please refer to the variable annuity contract prospectus.

PRO.278456-26	17

Legal Matters

The Company’s organization and authority, and the legality and validity of the Guaranteed Terms and the Guaranteed Account, have been passed on by the Company’s legal department.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Voya Financial Partners, LLC’s ability to distribute the contract or upon the separate account.

•	Litigation. Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

•	Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

Financial Statements

The consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information. To request a free Statement of Additional Information, please contact Customer Service at 1-800-584-6001.

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APPENDIX A: investment options available under the contract

Fixed Interest Options

The following is a list of Fixed Interest Options currently available under the Contract. We may change the features of the Fixed Interest Options listed below, offer new Fixed Interest Options, and terminate existing Fixed Interest Options. We will provide you with written notice before doing so.

Note: If amounts are withdrawn from the Guaranteed Term before the end of the Guaranteed Term, we may apply a Market Value Adjustment. This may result in a significant reduction in your Account Value.

Name	Term*	Minimum Guaranteed Interest Rate**
Guaranteed Account	[INSERT RANGE OF TERMS]	[INSERT LOWEST MGIR]

For more information about the Fixed Interest Options and the Market Value Adjustment, see “DESCRIPTION OF THE GUARANTEED ACCOUNT” and “CONTRACT CHARGES AND ADJUSTMENTS.”

[* The terms available under your contract may vary.]

[** Your minimum guaranteed interest rate is set forth in your contract and will not be less than 1%.]

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The Statement of Additional Information (“SAI”) includes additional information about the Guaranteed Account and is incorporated by reference into this prospectus. The SAI can be found online at [WEBSITE LINK] or available without charge, upon request, by calling us toll-free at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.You also can request other information and make other inquiries by calling that toll-free number.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR Contract Identifier: [ ]

PRO.278456-26	20

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

PRO.278456-26	1

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statement of Additional Information Dated May 1, 2026

VOYA GUARANTEED ACCOUNT

Fixed Interest Option Available During the Accumulation Phase

of Certain Variable Annuity Contracts

This Statement of Additional Information (the “SAI”), is not a prospectus and should be read in conjunction with the prospectus dated May 1, 2026 for the Voya Retirement Insurance and Annuity Company Contracts referenced above. The prospectus sets forth information that a prospective Investor ought to know before investing. You may obtain a free copy of the Prospectus, by either contacting Customer Service at Defined Contract Administration, P.O. Box 990063, Windsor, CT 06199-0063, 1-800-584-6001

Read the prospectus before you invest. Terms used in this SAI shall have the same meaning as in the prospectus.

Information about the contract’s separate account and each investment option other than the fixed maturity options are described in most recent contract SAI and any subsequent updating material.

GENERAL INFORMATION AND HISTORY

The Company issues the Contracts described in the prospectus and is responsible for providing the Contract’s insurance and annuity benefits. All guarantees and benefits provided under the Contract are subject to the claims paying ability of the Company and our General Account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc., (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA.”

From this point forward, the term “Contract(s)” refers only to those offered through the prospectus.

Voya Guaranteed Account	1

SERVICES

Third Party Compensation Arrangements

Please be aware that:

•	The Company may seek to promote itself and the Contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;
•	The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the Contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and
•	At the direction of the Contract Holder, the Company may make payments to the Contract Holder, its representatives or third party service providers intended to defray or cover the costs of plan or program-related administration.

The OMNI Financial Group, Inc. (OMNI) is a third party administrator which has established a Preferred Provider Program (“P3”) and has recommended the Company for inclusion in the P3 program based upon the Company meeting or exceeding the established P3 qualifications and standards. For plans that utilize OMNI services and have enrolled in the P3 program, the Company pays OMNI $36 per year for each actively contributing participant to cover a share of the plan administration fees payable to OMNI.

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Experts [TO BE UPDATED]

The consolidated financial statements of the Company as of [December 31, 2025] and 2024, and for each of the three years in the period ended [December 31, 2025], included in the SAI, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, GA 30308.

CONTRACT ADJUSTMENT

As described in the prospectus, we may apply a Market Value Adjustment when you withdraw or otherwise remove Account Value from the Guaranteed Period prior to the end of the Guaranteed Period.

Calculation of the MVA

The amount of the MVA depends upon the relationship between:

•	The deposit period yield of U.S. Treasury Notes that will mature in the last quarter of the Guaranteed Term; and
•	The current yield of such U.S. Treasury Notes at the time of withdrawal.

If the current yield is less than the deposit period yield, the MVA will decrease the amount withdrawn from a Guaranteed Term to satisfy a transfer or withdrawal request (the MVA will be positive). If the current yield is greater than the deposit period yield, the MVA will increase the amount withdrawn from a Guaranteed Term (the MVA will be negative or detrimental to the investor).

Deposit Period Yield

We determine the deposit period yield used in the MVA calculation by considering interest rates prevailing during the deposit period of the Guaranteed Term from which the transfer or withdrawal will be made. First, we identify the Treasury Notes that mature in the last three months of the Guaranteed Term. Then, we determine their yield-to-maturity percentages for the last business day of each week in the deposit period. We then average the resulting percentages to determine the deposit period yield.

Treasury Note information may be found each business day in publications such as the Wall Street Journal, which publishes the yield-to-maturity percentages for all Treasury Notes as of the preceding business day.

Current Yield

We use the same Treasury Notes identified for the deposit period yield to determine the current yield - Treasury Notes that mature in the last three months of the Guaranteed Term. However, we use the yield-to-maturity percentages for the last business day of the week preceding the withdrawal and average those percentages to get the current yield.

MVA Formula

The mathematical formula used to determine the MVA is:

{	(1+i)	}	x
365
(1+j)

where i is the deposit period yield; j is the current yield; and x is the number of days remaining (computed from Wednesday of the week of withdrawal) in the Guaranteed Term.

We make an adjustment in the formula of the MVA to reflect the period of time remaining in the Guaranteed Term from the Wednesday of the week of a withdrawal.

Voya Guaranteed Account	3

Examples of Market Value Adjustment Calculations

The following are examples of market value adjustment (“MVA”) calculations using several hypothetical deposit period yields and current yields. These examples do not include the effect of any early withdrawal charge or other fees or deductions that may be assessed under the contract upon withdrawal.

EXAMPLE I
Assumptions: i, the deposit period yield, is 4% j, the current yield, is 6% x, the number of days remaining (computed from Wednesday of the week of withdrawal) in the Guaranteed Term, is 927.	Assumptions: i, the deposit period yield, is 5% j, the current yield, is 6% x, the number of days remaining (computed from Wednesday of the week of withdrawal) in the Guaranteed Term, is 927.

MVA = {	(1+i)	}	x	MVA = {	(1+i)	}	x
			365				365
	(1+j)				(1+j)
= {	(1.04)	}	927	= {	(1.05)	}	927
			365				365
	(1.06)				(1.06)

= .9528				= .9762

In this example, the deposit period yield of 4% is less than the current yield of 6%; therefore, the MVA is less than one. The amount withdrawn from the Guaranteed Term is multiplied by this MVA.

If a withdrawal or transfer of a specific dollar amount is requested, the amount withdrawn from a Guaranteed Term will be increased to compensate for the negative MVA amount. For example, a withdrawal request to receive a check for $2,000 would result in a $2,099.08 withdrawal from the Guaranteed Term.

In this example, the deposit period yield of 5% is less than the current yield of 6%; therefore, the MVA is less than one. The amount withdrawn from the Guaranteed Term is multiplied by this MVA.

If a withdrawal or transfer of a specific dollar amount is requested, the amount withdrawn from a Guaranteed Term will be increased to compensate for the negative MVA amount. For example, a withdrawal request to receive a check for $2,000 would result in a $2,048.76 withdrawal from the Guaranteed Term.

Voya Guaranteed Account	4

EXAMPLE II
Assumptions: i, the deposit period yield, is 6% j, the current yield, is 4% x, the number of days remaining (computed from Wednesday of the week of withdrawal) in the Guaranteed Term, is 927.	Assumptions: i, the deposit period yield, is 5% j, the current yield, is 4% x, the number of days remaining (computed from Wednesday of the week of withdrawal) in the Guaranteed Term, is 927.

MVA = {	(1+i)	}	x	MVA = {	(1+i)	}	x
			365				365
	(1+j)				(1+j)
= {	(1.06)	}	927	= {	(1.05)	}	927
			365				365
	(1.04)				(1.04)

= 1.0496				= 1.0246

In this example, the deposit period yield of 6% is greater than the current yield of 4%; therefore, the MVA is greater than one. The amount withdrawn from the Guaranteed Term is multiplied by this MVA.

If a withdrawal or transfer of a specific dollar amount is requested, the amount withdrawn from a Guaranteed Term will be decreased to compensate for the positive MVA amount. For example, a withdrawal request to receive a check for $2,000 would result in a $1,905.49 withdrawal from the Guaranteed Term.

In this example, the deposit period yield of 5% is greater than the current yield of 4%; therefore, the MVA is greater than one. The amount withdrawn from the Guaranteed Term is multiplied by this MVA.

If a withdrawal or transfer of a specific dollar amount is requested, the amount withdrawn from a Guaranteed Term will be decreased to compensate for the positive MVA amount. For example, a withdrawal request to receive a check for $2,000 would result in a $1,951.98 withdrawal from the Guaranteed Term.

Voya Guaranteed Account	5

Examples of Market Value Adjustment Yields

The following hypothetical examples show the MVA based upon a given current yield at various times remaining in the Guaranteed Term. Table A illustrates the application of the MVA based upon a deposit period yield of 6%; Table B illustrates the application of the MVA based upon a deposit period yield of 5%. The MVA will have either a positive or negative influence on the amount withdrawn from or remaining in a Guaranteed Term. Also, the amount of the MVA generally decreases as the end of the Guaranteed Term approaches.

TABLE A: Deposit Period Yield of 6%
Current Yield	Change in Deposit Period Yield	Time Remaining to Maturity of Guaranteed Term
		8 Years	6 Years	4 Years	2 Years	1 Year	3 Months
9%	3%	-20.0%	-15.4%	-10.6%	-5.4%	-2.8%	-0.7%
8%	2%	-13.9	-10.6	-7.2	-3.7	-1.9	-0.5
7%	1%	-7.2	-5.5	-3.7	-1.9	-0.9	-0.2
6%	0%	0.0	0.0	0.0	0.0	0.0	0.0
4%	-2%	16.5	12.1	7.9	3.9	1.9	0.5
3%	-3%	25.8	18.8	12.2	5.9	2.9	0.7
2%	-4%	36.0	26.0	16.6	8.0	3.9	1.0
1%	-5%	47.2	33.6	21.3	10.1	5.0	1.2

TABLE B: Deposit Period Yield of 5%
Current Yield	Change in Deposit Period Yield	Time Remaining to Maturity of Guaranteed Term
		8 Years	6 Years	4 Years	2 Years	1 Year	3 Months
9%	+4%	-25.9%	-20.1%	-13.9%	-7.2%	-3.7%	-0.9%
8%	+3%	-20.2	-15.6	-10.7	-5.5	-2.8	-0.7
7%	+2%	-14.0	-10.7	-7.3	-3.7	-1.9	-0.5
6%	+1%	-7.3	-5.5	-3.7	-1.9	-0.9	-0.2
4%	-1%	8.0	5.9	3.9	1.9	1.0	0.2
3%	-2%	16.6	12.2	8.0	3.9	1.9	0.5
2%	-3%	26.1	19.0	12.3	6.0	2.9	0.7
1%	-4%	36.4	26.2	16.8	8.1	4.0	1.0

Voya Guaranteed Account	6

PRINCIPAL UNDERWRITER

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for Contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774. The Contract is distributed through life insurance agents licensed to sell variable annuities who are registered representatives of Voya Financial Partners, LLC or of other registered broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC. The offering of the Contracts is continuous.

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, [2025], 2024 and 2023 amounted to $[______], 66,281,426.30, and $64,233,435.52, and, respectively. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of the Company.

FINANCIAL STATEMENTS

[TO BE UPDATED BY POST-EFFECTIVE AMENDMENT]

The statutory financial statements of Voya Retirement Insurance and Annuity Company as of [December 31, 2025 and 2024] and for each of the three years in the period ended [December 31, 2025] are in this Statement of Additional Information. Such financial statements have been audited by Ernst & Young LLP, an independent registered public accounting firm. The primary business address of Ernst & Young LLP is Suite 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, GA 30308.

Voya Guaranteed Account	7

PART C

OTHER INFORMATION

Item 27. Exhibits

Furnish the exhibits as required by Item 601 of Regulation S-K (§229.601):

(27)(c)	Underwriting Agreement dated November 17, 2006, between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC
27(d)(1)	Variable Annuity Contract (G2-CDA-94(IR))
27(d)(2)	Variable Annuity Contract (G2-CDA-94(NQ))
27(d)(3)	Variable Annuity Contract (G-MP2 (5/96))
27(d)(4)	Certificate of Group Annuity Coverage (MP2CERT (5/96))
27(d)(5)	Variable Annuity Contract (G-CDA-GP2 (4/94))
27(d)(6)	Variable Annuity Contract (I-CDA-GP2 (4/94))
27(d)(7)	Certificate of Group Annuity Coverage (GP2CERT (4/94))
27(d)(8)	Group Variable, Fixed, or Combination Annuity Contract (Nonparticipating) (G-GP2 (5/96))
27(d)(9)	Individual Variable, Fixed or Combination Annuity Contract (Nonparticipating) (I-GP2 (5/96))
27(d)(10)	Variable Annuity Contract (G-MP2 (5/97))
27(d)(11)	Variable Annuity Certificate (MP2CERT (5/97))
27(d)(12)	Variable Annuity Contract (IMP2 (5/97))
27(d)(13)	Certificate of Group Annuity Coverage (GP2CERT (5/97))
27(d)(14)	Name Change Endorsement (ENMCHGI (05/02))
27(d)(15)	Name Change Endorsement (EVNMGHC (09/14))
27(d)(16)	Endorsement (E-IRASECURE-20) to Contract (MP2CERT (5/97))
27(d)(17)	Endorsement (E-DCSECURE-20) to Contract (MP2CERT (5/97))
27(f)(1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company
27(f)(2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007

(1)	(a)	Underwriting Agreement dated November 17, 2006 between Aetna Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.
	(b)	Confirmation of Underwriting Agreement • Incorporated by reference to Registration Statement on Form S-1 (File No. 333-133158), as filed on April 10, 2006.
	(c)	Instruments Defining the Rights of Security Holders • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 033-60477), as filed on April 15, 1996.
	(d)	Variable Annuity Contract (G-CDA-HF) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
	(e)	Variable Annuity Contract Certificate (GTCC-HF) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
	(f)	Variable Annuity Contract (GIT-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
	(g)	Variable Annuity Contract (G-CDA-IA(RP)) • Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.

(h)	Variable Annuity Contract Certificate (GTCC-IA(RP)) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
(i)	Variable Annuity Contract (G-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(j)	Variable Annuity Contract Certificate (C-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(k)	Variable Annuity Contract (GLIT-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(l)	Variable Annuity Contract (GST-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(m)	Variable Annuity Contract (IP-CDA-IB) • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 15, 1996.
(n)	Variable Annuity Contract (I-CDA-IA(RP)) • Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.
(o)	Variable Annuity Contract (I-CDA-HD) • Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(p)	Variable Annuity Contract (GIH-CDA-HB) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(q)	Variable Annuity Contract (IMT-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75980), as filed on February 12, 1997.
(r)	Variable Annuity Contract (G-401-IB(X/M)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 17, 1996.
(s)	Variable Annuity Contract (G-CDA-IB(XC/SM)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 17, 1996.
(t)	Variable Annuity Contracts (G-CDA-IB(ATORP)) and (G-CDA-IB(AORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(u)	Variable Annuity Contract (G-CDA-96(TORP)) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-91846), as filed on August 6, 1996.
(v)	Group Combination Annuity Contract (Nonparticipating) (A001RP95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(w)	Group Combination Annuity Certificate (Nonparticipating) (A007RC95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(x)	Group Combination Annuity Contract (Nonparticipating) (A020RV95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.
(y)	Group Combination Annuity Contract (Nonparticipating) (A027RV95) • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.

(z)	Variable Annuity Contract (GID-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
(aa)	Variable Annuity Contract (GSD-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
(bb)	Variable Annuity Contract (IST-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 033-75992), as filed on February 13, 1997.
(cc)	Variable Annuity Contract (I-CDA-HD(XC)) • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 033-75992), as filed on February 13, 1997.
(dd)	Variable Annuity Contract (HR1O-DUA-GIA) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75974), as filed on February 28, 1997.
(ee)	Variable Annuity Contract (GA-UPA-GO) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75974), as filed on February 28, 1997.
(ff)	Variable Annuity Contracts (G-TDA-HH(XC/M)) and (G-TDA-HH(XC/S)) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1996.
(gg)	Variable Annuity Certificate (GTCC-HH(XC/M)) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1998.
(hh)	Variable Annuity Certificate (GTCC-HH(XC/S)) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 17, 1998.
(ii)	Variable Annuity Contract (IA-CDA-IA) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.
(jj)	Variable Annuity Contract (GLID-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.
(kk)	Variable Annuity Contract (G-CDA-HD) • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75982), as filed on April 22, 1996.
(ll)	Variable Annuity Contract Certificate (GTCC-HD) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
(mm)	Variable Annuity Contract (G-CDA-IA(RPM/XC)) • Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 033-75964), as filed on February 11, 1997.
(nn)	Variable Annuity Contracts and Certificate (G-CDA-95(ORP)), (G-CDA-95(TORP)) and (GTCC-95 (ORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(oo)	Variable Annuity Contracts and Certificate (G-CDA-ORP), (CDA-IB(TORP)) and (GTCC-95(TORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(pp)	Variable Annuity Contract (IRA-CDA-IC) • Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12, 1996.
(qq)	Variable Annuity Contract (GIP-CDA-HB) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75980), as filed on August 19, 1997.

(rr)	Variable Annuity Contract (I-CDA-98(ORP)) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.
(ss)	Variable Annuity Contract (G-CDA-99(NY)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(tt)	Variable Annuity Contract Certificate (C-CDA-99(NY)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(uu)	Variable Annuity Contract Certificate (GDCC-HF) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(vv)	Variable Annuity Contract Certificate (GDCC-HD) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(ww)	Variable Annuity Contract (G-CDA-HD(XC) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(xx)	Variable Annuity Contract Certificate (GDCC-HO) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(yy)	Variable Annuity Contract Certificate (GDCC-HD(XC)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(zz)	Variable Annuity Contract Certificate (GTCC-HD(XC)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(a1)	Variable Annuity Contract Certificate (GTCC-HO) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(b2)	Variable Annuity Contract Certificate (GTCC-96(ORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(c3)	Variable Annuity Contract G-CDA-96(ORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(d4)	Variable Annuity Contract Certificate (GTCC-96(TORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(e5)	Variable Annuity Contract Certificate (GTCC-IB(ATORP)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(f6)	Variable Annuity Contract Certificate (GTCC-IB(AORP) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(g7)	Variable Annuity Contract (ISE-CDA-HO) • Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 033-75996), as filed on February 16, 2000.
(h8)	Variable Annuity Contract (G-CDA-IB(ORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.
(i9)	Variable Annuity Contract (G-CDA-IB(TORP)) • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 033-91846), as filed on April 15, 1996.

(j10)	Variable Annuity Contract (G-CDA-01(NY)) • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 (File No. 333-60016), as filed on April 5, 2002.
(k11)	Variable Annuity Contract GA-GOVCC-99 • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-239315), as filed on June 19, 2020.
(l12)	Variable Annuity Contract Certificate (C-CDA-01(NY)) • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 (File No. 333-60016), as filed on April 5, 2002.
(m13)	Variable Annuity Contract (G-CDA-10) • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on September 17, 2010.
(n14)	Variable Annuity Contract Certificate (C-CDA-10) • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on September 17, 2010.
(o15)	Variable Annuity Contract Certificate (rebranded) GTCC-HD(XC)-16 • Incorporated by reference to Registration Statement on Form S-3 or Voya Retirement Insurance and Annuity Company (File No. 333-230711), as filed on April 4, 2019.
(p16)	Variable Annuity Contract Certificate (rebranded) C-CDA-15(NY-MMI) • Incorporated by reference to Registration Statement on Form S-3 or Voya Retirement Insurance and Annuity Company (File No. 333-230711), as filed on April 4, 2019.
(q17)	Variable Annuity Contract Certificate (rebranded) GTCC-HH(XC/M)-15 • Incorporated by reference to Registration Statement on Form S-3 or Voya Retirement Insurance and Annuity Company (File No. 333-230711), as filed on April 4, 2019.
(r18)	Variable Annuity Contract Certificate GTCC-HH(XC/M)-21 • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-266021), as filed on July 5, 2022.
(s19)	Endorsement E-403bR-09 to Contracts G-CDA-HF, GIT-CDA-HO, G-CDA-IA(RP), G-CDA-(12/99), GLIT-CDA-HO, GST-CDA-HO, I-CDA-HD, IMT-CDA-HO, G-CDA-IB(XC/SM), G-CDA-IB(ATORP), G-CDA-96(TORP), IST-CDA-HO, G-TDA-HH(XC/M), G-TDA-HH(XC/S), IA-CDA-IA, G-CDA-HD, G-CDA-IA(RPM/XC), G-CDA-99(NY), G-CDA-HD(XC), G-CDA-IB(TORP) and G-CDA-01(NY) and Group Contract A001RP95 and Certificates GTCC-HF, GTCC-IA(RP), C-CDA-(12/99), GTCC-HH(XC/M), GTCC-HD, GTCC-HD(XC), GTCC-HO, GTCC-96(TORP), GTCC-IB(ATORP) and C-CDA-01(NY) and Group Certificates A007RC95 and A020RV95 • Incorporated by reference to Registration Statement on Form S-1 or ING Life Insurance and Annuity Company (File No. 333-158492), as filed on April 8, 2009.
(t20)	Endorsement E-403bTERM-08 to Contracts G-CDA-HF, GIT-CDA-HO, G-CDA-IA(RP), G-CDA-(12/99), GLIT-CDA-HO, GST-CDA-HO, I-CDA-HD, IMT-CDA-HO, G-CDA-IB(XC/SM), G-CDA-IB(ATORP), G-CDA-96(TORP), IST-CDA-HO, G-TDA-HH(XC/M), G-TDA-HH(XC/S), IA-CDA-IA, G-CDA-HD, G-CDA-IA(RPM/XC), G-CDA-99(NY), G-CDA-HD(XC), G-CDA-IB(TORP) and G-CDA-01(NY) and Group Contract A001RP95 and Certificates GTCC-HF, GTCC-IA(RP), C-CDA-(12/99), GTCC-HH(XC/M), GTCC-HD, GTCC-HD(XC), GTCC-HO, GTCC-96(TORP), GTCC-IB(ATORP) and C-CDA-01(NY) and Group Certificates A007RC95 and A020RV95 • Incorporated by reference to Registration Statement on Form S-1 or ING Life Insurance and Annuity Company (File No. 333-158492), as filed on April 8, 2009.
(u21)	Endorsement E-LIF-10(XC) to Contracts G-CDA(12/99) and G-CDA-10 and Contract Certificates C-CDA(12/99) and C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 59 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 18, 2011.
(v22)	Endorsement E-USWD-13 to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 62 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2014.

(w23)	Guaranteed Interest Rate Endorsement E-TDAINT-15 to Contracts G-CDA-IA(RP), G-CDA-HF, GIT-CDA-HO, GLIT-CDA-HO and G-CDA-HD and Contract Certificates GTCC-IA-(RP) and GTCC-HF • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-210551), as filed on April 1, 2016.
(x24)	Guaranteed Interest Rate Endorsement E-DCINT-15 to Contracts G-CDA-HF, GID-CDA-HO, GLID-CDA-HO and G-CDA-HD and Contract Certificate GTCC-HF • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-210551), as filed on April 1, 2016.
(y25)	Endorsement E-GMIRGOV-17 to Contract GA-GOVCC-99 • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-239315), as filed on June 19, 2020.
(z26)	Endorsement E-GMIRMM-17 to Contracts G-CDA(12/99), G-CDA-96(ORP), G-CDA-96(TORP), A001RP95, G-FDA-ID(PDC), G-CDA-IA(RP), G-CDA-HF, G-CDA-HD, GID-CDA-HO and GLID-CDA-HO and Contract Certificates C-CDA(12/99), GTCC-96(ORP), GTCC-96(TORP), A007RC95, GTCC-IA(RP) and GTCC-HF • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-239315), as filed on June 19, 2020.
(b1)	Endorsement E-DCSECURE-20 to Contracts G-CDA-10, G-CDA(12/99), GA-GOVCC-99, I-CDA-98(ORP), G-CDA-96(TORP), A001RP95, A0205V95, G-CDA-IB(AORP), G-CDA-IA(RP), IA-CDA-IA, G-CDA-HF, GST-CDA-HO, GSD,CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, GLID,CDA-HO, IST-CDA-HO, IMT-CDA-HO, I-CDA-HD and GA-UPA-GO and Contract Certificates C-CDA-10, C-CDA(12/99), A007RC95, GTCC-IA (RP) and GTCC-HF • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-266021), as filed on July 5, 2022.
(b2)	Endorsement E-MMLOAN-21 to Contracts G-CDA-10, G-CDA-(12/99), G-CDA-96(ORP), GTCC-96(ORP), G-CDA-96(TORP), G-CDA-HD, G-CDA-HF, G-CDA-IA(RP), G-CDA-IB(ATORP), GIT-CDA-HO, GLIT-CDA-HO, GST-CDA-HO, A001RP95 and A020RV95 and Contract Certificates C-CDA-10, C-CDA(12/99), GTCC-96(TORP), GTCC-HF, GTCC-IA(RP), A007RC95 and A027RV95. • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-266021), as filed on July 5, 2022.
(b3)	Endorsement E-DCSECURE-23 to Contracts G-CDA-10, G-CDA(12/99), GA-GOVCC-99, I-CDA-98(ORP), G-CDA-96(TORP), G-CDA-96(ORP), A001RP95, A0205V95, G-FDA-ID(PDC), G-CDA-IB(AORP), G-CDA-IA(RP), IA-CDA-IA, G-CDA-HF, GST-CDA-HO, GSD,CDA-HO, GID-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, GLID-CDA-HO, IST-CDA-HO, IMT-CDA-HO, I-CDA-HD, G-CDA-HD and GA-UPA-GO. • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-288655), as filed on July 14, 2025.
(b4)	Endorsement E-IRASECURE-23 to Contracts IA-CDA-IA AND I-CDA-HD. • Incorporated by reference to Registration Statement on Form S-3 (File No. 333-288655), as filed on July 14, 2025.

27(k)	Opinion re: Legality
27(l)	Consent of Independent Registered Public Accounting Firm.
27(p)	Powers of Attorney

Exhibits other than those listed above are omitted because they are not required or are not applicable.

Item 28. Directors and Officers of the Insurance Company*

Jay S. Kaduson, 200 Park Avenue, NY, New York 10166	Director and President
Amelia J. Vaillancourt, One Orange Way, Windsor, CT 06095-4774	Director and Senior Vice President
Youssef A. Blal, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Director
Neha Jha, 200 Park Avenue, New York, NY 10166	Director
Andrew J. Stocker, One Orange Way, Windsor, CT 06095-4774	Director and Senior Vice President
Curtis J Heaser, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Director, Vice President and Chief Financial Officer
Mona M. Zielke, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Director and Vice President
Melissa A. O’Donnell, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Secretary
Jacques M. Longerstaey, 200 Park Avenue, NY, New York 10166	Executive Vice President, Chief Risk Officer
Marino Monti, Jr., One Orange Way, Windsor, CT 06095-4774	Chief Information Security Officer
Michelle P. Luk, 200 Park Avenue, New York, NY 10166	Senior Vice President and Treasurer
Tony D. Oh, 5780 Powers Ferry Road, N.W., Atlanta GA 30327-4390	Senior Vice President and Chief Accounting Officer
Kyle A. Puffer, One Orange Way, Windsor, CT 06095-4774	Senior Vice President and Appointed Actuary
Matthew Toms, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Senior Vice President
Brian J. Baranowski, One Orange Way, Windsor, CT 06095-4774	Vice President and Chief Compliance Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

VOYA FINANCIAL, INC.

HOLDING COMPANY SYSTEM

[12-31-25] [TO BE UPDATED]

Item 30. Indemnification of Directors and Officers

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 31. Principal Underwriters

(a)	In addition to serving as the principal underwriter for the Contracts, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act). Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie, One Orange Way, Windsor, CT 06095-4774	Director and Managing Director
Jonathan F. Reilly, One Orange Way, Windsor, CT, 06095-4774	Director
Stephen J. Easton, One Orange Way, Windsor, CT 06095-4774	Chief Compliance Officer
Frederick H. Bohn, One Orange Way, Windsor, CT 06095-4774	Chief Financial Officer
Jacques M. Longerstaey, 200 Park Avenue, New York, NY 10166	Executive Vice President, Chief Risk Officer
Michelle P. Luk, 200 Park Avenue, New York, NY 10166	Senior Vice President and Treasurer
Melissa A. O’Donnell, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Secretary
Marino Monti, Jr., One Orange Way, Windsor, CT 06095-4774	Chief Information Security Officer
M. Bishop Bastien, One Orange Way, Windsor, CT 06095-4774	Vice President
Philip A. Capodice, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
John (Teddy) T. Cordes, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Gavin T. Gruenberg, One Orange Way, Windsor, CT 06095-4774	Vice President
Mark E. Jackowitz, 22 Century Hill Drive, Suite 101, Latham, NY 12110	Vice President
Andrew M. Kallenberg, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President, Corporate Tax
David J. Linney, 2925 Richmond Avenue, Suite 1200, Houston, TX 77098	Vice President
Laurie A. Lombardo, One Orange Way, Windsor, CT 06095-4774	Vice President
Benjamin W. Moy, One Orange Way, Windsor, CT 06095-4774	Vice President
Gregory K. Springfield, One Orange Way, Windsor CT 06095-4774	Vice President
Scott W. Stevens, One Orange Way, Windsor, CT 06095-4774	Vice President
Tina M. Schultz, 250 Marquette Avenue, Suite 900, Minneapolis, MN 55401	Assistant Secretary
Devan P. Butler, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Tax Officer

(c) Compensation to Principal Underwriter during last fiscal year: [TO BE UPDATED]

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
Voya Financial Partners, LLC				$ [ ]

*Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of the Contracts during [2025].

Item 32. Location of Accounts and Records

Not applicable

Item 33. Management Services

Not applicable

Item 34. Undertakings

The Company undertakes:

1.	To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section 10(a)(3) of the Securities Act; and
2.	That, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 2nd day of December 2025.

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Insurance Company)

By:	/s/ Jay S. Kaduson
Jay S. Kaduson President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
Jay S. Kaduson*	President and Director	December 2, 2025
Jay S. Kaduson	(Principal Executive Officer)
Amelia J. Vaillancourt*	Director	December 3, 2025
Amelia J. Vaillancourt

Youssef A. Blal*	Director	December 2, 2025
Youssef A. Blal

Tony D. Oh*	Senior Vice President and Chief Accounting Officer	December 2, 2025
Tony D. Oh	(Chief Accounting Officer)

Curtis J. Heaser*	Director, Vice President and Chief Accounting Officer	December 2, 2025
Curtis J. Heaser	(Chief Financial Officer)

Neha V. Jha*	Director	December 8, 2025
Neha V. Jha

Andrew J. Stocker*	Director	December 5, 2025
Andrew J. Stocker

By:	/s/ Tamara Saverine
Tamara Saverine
*Attorney-in-Fact

* Executed by Tamara Saverine on behalf of those indicated pursuant to Powers of Attorney filed as an exhibit to this Registration Statement.

EXHIBIT INDEX

Exhibit No.	Exhibit

27(k)	Opinion and Consent of Counsel [To be filed by Post-Effective Amendment]
27(l)	Consent of Independent Registered Public Accounting Firm [To be filed by Post-Effective Amendment]
27(p)	Powers of Attorney